6A. SIGNIFICANT CUSTOMERS (Details Narrative)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Three customers percentage of total sales
Percent concentration	74.00%	69.00%
One customer percentage of total sales
Percent concentration	53.00%	51.00%
Three customers percentage of total accounts receivables
Percent concentration	92.00%	84.00%
One customer percentage of total accounts receivables
Percent concentration	64.00%	71.00%